Leases (Details Narrative) - Restatement adjustment - ASU 2016-02 [Member]	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Remaining lease term	4 months 9 days	2 months 9 days
Discount rate	14.60%	4.70%